Note 7 - Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Nine Months Ended September 30,
	2013	2012
Service cost	$244,796	$185,469
Interest cost	178,179	150,219
Actuarial (gain) loss recognized	(239,614)	15,900
Prior service cost recognized	7,553	74,574
	$190,914	$426,162

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2012	2011
Change in Benefit Obligation
Liability for pension, beginning	$3,952,450	$3,392,213
Service cost	247,293	273,702
Interest cost	200,290	208,231
Actuarial (gain) loss	117,724	78,304
Benefits paid	0	0
Liability for pension, ending	$4,517,757	$3,952,450

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	2012	2011
Amount Recognized in Consolidated Balance Sheets
Liability for pension	$4,517,757	$3,952,450
Net actuarial loss included in accumulated other comprehensive income	157,336	60,811
Prior service cost included in accumulated other comprehensive income	8,445	107,878
Net recognized pension expense	$(4,351,977)	$(3,783,761)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
	2012	2011
Information for pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$4,517,757	$3,952,450
Accumulated benefit obligation	3,380,461	3,602,957

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Components of Net Periodic Benefit Cost	2012	2011
Service cost	$247,293	$273,702
Interest cost	200,290	208,231
Amortization of prior service cost	99,432	99,432
Recognized net actuarial gain	21,201	(8,250)
Net periodic benefit expense	$568,216	$573,115

Schedule of Assumptions Used [Table Text Block]
Weighted-Average Assumptions, December 31	2012	2011
Discount Rate	6.00%	6.00%
Salary Scale	4.00%	4.00%

Schedule of Expected Benefit Payments [Table Text Block]
Projected Annual Benefit Payments*
2013	$689,198
2014	$0
2015	$3,776,489
2016	$0
2017	$804,660
2018-2022	$0